UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2010

Item 1. Reports to Stockholders

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Revere Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 1, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 1, 2011

Fidelity® Cash Central Fund

Semiannual Report

November 30, 2010

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TCC-SANN-0111
1.734014.110

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2010 to November 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period* June 1, 2010 to November 30, 2010
Actual	.0006%	$ 1,000.00	$ 1,001.20	$ .00**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.07	$ .00**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

**Amount represents less than $.01

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 11/30/10	% of fund's investments 5/31/10	% of fund's investments 11/30/09
0 - 30	77.4	78.6	66.9
31 - 90	7.2	13.7	20.8
91 - 180	3.4	5.8	4.6
181 - 397	12.0	1.9	7.7
Weighted Average Maturity
	11/30/10	5/31/10	11/30/09
Fidelity® Cash Central Fund	46 Days	28 Days	44 Days
All Taxable Money Market Funds Average*	48 Days	39 Days	51 Days

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	11/30/10	5/31/10	11/30/09
Fidelity Cash Central Fund	62 Days	n/a**	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of November 30, 2010	As of May 31, 2010
Bank CDs, BAs, TDs, and Notes 22.4%	Bank CDs, BAs, TDs, and Notes 16.4%
Government Securities 27.8%	Government Securities 39.6%
Interfund Loans 0.1%	Interfund Loans 0.3%
Repurchase Agreements 50.6%	Repurchase Agreements 44.8%
Net Other Assets*** (0.9)%	Net Other Assets*** (1.1)%

*Source: iMoneyNet, Inc.

**Information not available

***Net Other Assets are not included in the pie chart.

Semiannual Report

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 14.2%
	Yield (a)	Principal Amount	Value
Federal Home Loan Bank - 14.2%
12/3/10 to 2/17/12	0.16 to 0.60% (c)	$ 4,310,000,000	$ 4,309,206,934
U.S. Treasury Obligations - 13.6%

U.S. Treasury Bills - 11.1%
12/16/10 to 11/17/11	0.19 to 0.41	3,354,170,000	3,350,415,515
U.S. Treasury Notes - 2.5%
6/30/11 to 11/30/11	0.25 to 0.43	752,000,000	756,409,751
TOTAL U.S. TREASURY OBLIGATIONS			4,106,825,266
Time Deposits - 22.4%

Branch Banking & Trust Co.
12/1/10	0.19	230,000,000	230,000,000
Citibank NA
12/1/10	0.22	450,000,000	450,000,000
Commerzbank AG
12/1/10	0.23	1,500,000,000	1,500,000,000
Credit Agricole CIB
12/1/10	0.21	800,000,000	800,000,000
DnB NOR Bank ASA
12/1/10	0.20	1,200,000,000	1,200,000,000
Royal Bank of Scotland NV
12/1/10	0.23	1,100,000,000	1,100,000,000
Svenska Handelsbanken AB
12/1/10	0.20	1,500,000,000	1,500,000,000
TOTAL TIME DEPOSITS			6,780,000,000
Interfund Loans - 0.1%
	Principal Amount	Value
With Fidelity Advisor Capital Development Fund at 0.47% due 12/1/10 (b)	$ 20,918,000	$ 20,918,000
Repurchase Agreements - 50.6%
	Maturity Amount
In a joint trading account at:
0.24% dated 11/30/10:
due 12/1/10:
(Collateralized by U.S. Treasury Obligations) #	14,004,131,327	14,004,039,000
(Collateralized by U.S. Treasury Obligations) #	297,936,986	297,935,000
(Collateralized by U.S. Government Obligations) #	119,253,800	119,253,000
0.25% dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations) #	609,071,282	609,067,000
0.26% dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations) #	300,212,129	300,210,000
TOTAL REPURCHASE AGREEMENTS		15,330,504,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $30,547,454,200)		30,547,454,200
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(277,134,120)
NET ASSETS - 100%		$ 30,270,320,080
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Loan is with an affiliated fund.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$14,004,039,000 due 12/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 1,596,098,309
Barclays Capital, Inc.	5,349,533,674
Credit Agricole Securities (USA), Inc.	1,109,325,646
Credit Suisse Securities (USA) LLC	170,440,720
Deutsche Bank Securities, Inc.	286,071,319
Dresdner Kleinwort Securities LLC	286,071,319
HSBC Securities (USA), Inc.	2,002,499,236
J.P. Morgan Securities, Inc.	1,716,427,916
Mizuho Securities USA, Inc.	572,142,639
RBC Capital Markets Corp.	572,142,639
RBS Securities, Inc.	286,071,319
Wells Fargo Securities LLC	57,214,264
$ 14,004,039,000
$297,935,000 due 12/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 140,527,338
Barclays Capital, Inc.	103,666,719
Merrill Lynch, Pierce, Fenner & Smith, Inc.	53,740,943
$ 297,935,000
$119,253,000 due 12/01/10 at 0.24%
Barclays Capital, Inc.	$ 42,590,357
Merrill Lynch, Pierce, Fenner & Smith, Inc.	19,875,500
UBS Securities LLC	56,787,143
$ 119,253,000
Repurchase Agreement / Counterparty	Value
$609,067,000 due 12/01/10 at 0.25%
BNP Paribas Securities Corp.	$ 53,175,322
Barclays Capital, Inc.	105,982,282
J.P. Morgan Securities, Inc.	32,528,408
Merrill Lynch Government Securities, Inc.	58,697,879
Merrill Lynch, Pierce, Fenner & Smith, Inc.	65,193,713
Mizuho Securities USA, Inc.	293,489,396
$ 609,067,000
$300,210,000 due 12/01/10 at 0.26%
BNP Paribas Securities Corp.	$ 19,015,518
Bank of America NA	106,244,768
Citibank NA	1,770,746
Citigroup Global Markets, Inc.	14,165,969
Credit Agricole Securities (USA), Inc.	7,082,984
Deutsche Bank Securities, Inc.	42,497,907
Goldman, Sachs & Co.	7,082,984
HSBC Securities (USA), Inc.	24,790,445
ING Financial Markets LLC	13,280,596
J.P. Morgan Securities, Inc.	7,082,984
Morgan Stanley & Co., Inc.	5,312,238
RBC Capital Markets Corp.	1,947,821
RBS Securities, Inc.	3,541,492
Societe Generale, New York Branch	7,082,984
UBS Securities LLC	16,999,163
Wells Fargo Securities LLC	22,311,401
$ 300,210,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At May 31, 2010, the Fund had a capital loss carryforward of approximately $506,839 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $15,330,504,000) - See accompanying schedule: Unaffiliated issuers (cost $30,526,536,200)	$ 30,526,536,200
Other affiliated issuers (cost $20,918,000)	20,918,000
Total Investments (cost $30,547,454,200)		$ 30,547,454,200
Cash		346
Interest receivable		3,364,001
Other affiliated receivables		275
Other receivables		87,957
Total assets		30,550,906,779

Liabilities
Payable for investments purchased	$ 274,707,571
Distributions payable	5,776,761
Other payables and accrued expenses	102,367
Total liabilities		280,586,699

Net Assets		$ 30,270,320,080
Net Assets consist of:
Paid in capital		$ 30,270,884,076
Distributions in excess of net investment income		(61,281)
Accumulated undistributed net realized gain (loss) on investments		(502,715)
Net Assets, for 30,263,230,030 shares outstanding		$ 30,270,320,080
Net Asset Value, offering price and redemption price per share ($30,270,320,080 ÷ 30,263,230,030 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended November 30, 2010 (Unaudited)

Investment Income
Interest (including $85,062 from affiliated interfund lending)		$ 32,119,649

Expenses
Custodian fees and expenses	$ 45,697
Independent trustees' compensation	48,687
Interest	32,079
Total expenses before reductions	126,463
Expense reductions	(52,590)	73,873
Net investment income		32,045,776
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,124
Net increase in net assets resulting from operations		$ 32,049,900

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2010 (Unaudited)	Year ended May 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 32,045,776	$ 53,096,742
Net realized gain (loss)	4,124	(106,882)
Net increase in net assets resulting from operations	32,049,900	52,989,860
Distributions to shareholders from net investment income	(32,046,762)	(53,098,079)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	107,193,170,209	199,693,511,033
Cost of shares redeemed	(101,808,647,401)	(193,702,152,859)
Net increase (decrease) in net assets and shares resulting from share transactions	5,384,522,808	5,991,358,174
Total increase (decrease) in net assets	5,384,525,946	5,991,249,955

Net Assets
Beginning of period	24,885,794,134	18,894,544,179
End of period (including distributions in excess of net investment income of $61,281 and $60,295, respectively)	$ 30,270,320,080	$ 24,885,794,134

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2010	Years ended May 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.003	.014	.043	.053	.041
Distributions from net investment income	(.001)	(.003)	(.014)	(.043)	(.053)	(.041)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.12%	.26%	1.41%	4.34%	5.43%	4.15%
Ratios to Average Net Assets E
Expenses before reductions D	-% A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any D	-% A	-%	-%	-%	-%	-%
Expenses net of all reductions D	-% A	-%	-%	-%	-%	-%
Net investment income	.24% A	.25%	1.54%	4.29%	5.30%	4.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,270,320	$ 24,885,794	$ 18,894,544	$ 32,412,258	$ 28,623,746	$ 34,140,434

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2010 (Unaudited)

1. Organization.

Fidelity Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses due to deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax cost	$ 30,547,454,200

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by

Semiannual Report

3. Operating Policies - continued

Repurchase Agreements - continued

government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $261,379,512. The weighted average interest rate was .05% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption "Interfund Loans" in the Fund's Schedule of Investments with accrued interest included in Other affiliated receivables on the Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 12,772,839.45%

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $48,687.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,903.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of all outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the lack of compensation to be received by Fidelity under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Semiannual Report

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects. The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Fidelity® Municipal
Cash Central Fund

Semiannual Report

November 30, 2010

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

MCC-SANN-0111
1.734025.110

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2010 to November 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period* June 1, 2010 to November 30, 2010
Actual	.0020%	$ 1,000.00	$ 1,001.40	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.06	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 11/30/10	% of fund's investments 5/31/10	% of fund's investments 11/30/09
0 - 30	100.0	100.0	100.0
31 - 90	0.0	0.0	0.0
91 - 180	0.0	0.0	0.0
181 - 397	0.0	0.0	0.0
Weighted Average Maturity
	11/30/10	5/31/10	11/30/09
Fidelity® Municipal Cash Central Fund	3 Days	5 Days	3 Days
All Tax-Free Money Market Funds Average*	32 Days	23 Days	30 Days

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	11/30/10	5/31/10	11/30/09
Fidelity Municipal Cash Central Fund	3 Days	n/a**	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of November 30, 2010	As of May 31, 2010
Variable Rate Demand Notes (VRDNs) 100.0%	Variable Rate Demand Notes (VRDNs) 99.5%
Commercial Paper (including CP Mode) 0.4%	Commercial Paper (including CP Mode) 0.5%
Net Other Assets*** (0.4)%	Net Other Assets 0.0%

*Source: iMoneyNet, Inc.

**Information not available

***Net Other Assets are not included in the pie chart.

Semiannual Report

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.4%
	Principal Amount	Value
Alabama - 3.2%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 C, 0.3%, VRDN (b)	$ 23,500,000	$ 23,500,000
Series 1995 D, 0.3%, VRDN (b)	3,000,000	3,000,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.36% (Kimberly-Clark Corp. Guaranteed), VRDN (b)	2,150,000	2,150,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.32%, VRDN (b)	12,700,000	12,700,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 0.32%, VRDN (b)(c)	10,000,000	10,000,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.32%, VRDN (b)(c)	19,000,000	19,000,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.32%, VRDN (b)(c)	61,100,000	61,100,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev.:
(Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.32%, VRDN (b)(c)	14,000,000	14,000,000
(Alabama Pwr. Co. Proj.) Series D, 0.28%, VRDN (b)	1,500,000	1,500,000
		146,950,000
Alaska - 1.4%
Valdez Marine Term. Rev.:
(BP Pipelines, Inc. Proj.):
Series 2003 B, 0.35% (BP PLC Guaranteed), VRDN (b)	43,900,000	43,900,000
Series 2003 C, 0.35% (BP PLC Guaranteed), VRDN (b)	12,200,000	12,200,000
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.33% (ConocoPhillips Guaranteed), VRDN (b)	2,000,000	2,000,000
Series 1994 C, 0.45% (ConocoPhillips Guaranteed), VRDN (b)	5,000,000	5,000,000
		63,100,000
Arizona - 0.6%
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.31%, LOC JPMorgan Chase Bank, VRDN (b)(c)	17,810,000	17,810,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (Glenn Oaks Apts. Proj.) Series 2001, 0.35%, LOC Fannie Mae, VRDN (b)(c)	4,200,325	4,200,325
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series ROC II R 12311, 0.3% (Liquidity Facility Citibank NA) (b)(d)	1,900,000	1,900,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series Putters 3708Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 2,500,000	$ 2,500,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.38%, LOC Bank of America NA, VRDN (b)	1,000,000	1,000,000
		27,410,325
Arkansas - 0.1%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.37%, LOC Fannie Mae, VRDN (b)(c)	995,000	995,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 0.31%, LOC Royal Bank of Scotland PLC, VRDN (b)(c)	5,000,000	5,000,000
		5,995,000
California - 6.7%
California Edl. Facilities Auth. Rev. Participating VRDN:
Series BBT 2014, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (b)(d)	1,940,000	1,940,000
Series MS 3144, 0.3% (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	4,100,000	4,100,000
California Gen. Oblig.:
Series 2003 A2, 0.27%, LOC Bank of Montreal, VRDN (b)	9,700,000	9,700,000
Series 2004 A1, 0.29%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	11,730,000	11,730,000
Series 2004 A2, 0.24%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (b)	6,450,000	6,450,000
Series 2004 A3, 0.27%, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (b)	4,100,000	4,100,000
Series 2004 A4, 0.27%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	43,180,000	43,180,000
Series 2004 A5, 0.3%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	4,425,000	4,425,000
Series 2005 B6, 0.3%, LOC KBC Bank NV, VRDN (b)	6,100,000	6,100,000
California Hsg. Fin. Agcy. Multifamily Hsg. Rev.:
Series 2007 B, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	8,685,000	8,685,000
Series 2007 C, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,955,000	6,955,000
Series 2008 B, 0.27% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	27,765,000	27,765,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2003 M, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	$ 5,440,000	$ 5,440,000
Series 2007 H, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	4,400,000	4,400,000
Series 2007 K, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	25,000,000	25,000,000
Series 2008 F, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	9,000,000	9,000,000
Series 2001 G, 0.27% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	2,150,000	2,150,000
California Infrastructure & Econ. Dev. Bank Rev.:
(California Academy of Sciences Proj.) Series 2008 C, 0.26%, LOC Bank of Nova Scotia New York Branch, VRDN (b)	14,600,000	14,600,000
(Pacific Gas and Elec. Co. Proj.):
Series 2009 B, 0.27%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)	11,510,000	11,510,000
Series 2009 C, 0.26%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)	1,900,000	1,900,000
(The Contemporary Jewish Museum Proj.) Series 2006, 0.31%, LOC Bank of America NA, VRDN (b)	5,900,000	5,900,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.29%, LOC JPMorgan Chase Bank, VRDN (b)(c)	10,800,000	10,800,000
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.29% (Liquidity Facility Royal Bank of Canada), VRDN (b)	7,200,000	7,200,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.3%, LOC Fannie Mae, VRDN (b)(c)	5,165,000	5,165,000
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)(c)	13,500,000	13,500,000
Series 2001 W2, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)(c)	15,500,000	15,500,000
(The Crossings at Elk Grove Apts.) Series H, 0.31%, LOC Citibank NA, VRDN (b)(c)	7,850,000	7,850,000
California Statewide Cmntys. Dev. Auth. Rev.:
(Los Angeles County Museum of Art Proj.) Series 2008 D, 0.26%, LOC Wells Fargo Bank NA, VRDN (b)	7,300,000	7,300,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(North Peninsula Jewish Campus Proj.) 0.31%, LOC Bank of America NA, VRDN (b)	$ 8,175,000	$ 8,175,000
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 0.32%, LOC Citibank NA, VRDN (b)(c)	2,700,000	2,700,000
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) Series 1991, 0.3%, LOC Societe Generale, VRDN (b)(c)	1,425,000	1,425,000
Sacramento Hsg. Auth. Multi-family (Phoenix Park II Apts. Proj.) 0.31%, LOC Citibank NA, VRDN (b)(c)	8,880,000	8,880,000
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Antonia Manor Apts. Proj.) Series 2000 E, 0.3%, LOC Citibank NA, VRDN (b)(c)	2,250,000	2,250,000
San Jose Multi-family Hsg. Rev. (Siena at Renaissance Square Proj.) Series 1996 A, 0.29%, LOC Key Bank NA, VRDN (b)(c)	6,000,000	6,000,000
		311,775,000
Colorado - 0.9%
Colorado Edl. & Cultural Facilities Auth. Rev. (YMCA of the Rockies Proj.) 0.32%, LOC Bank of America NA, VRDN (b)	9,720,000	9,720,000
Colorado Health Facilities Auth. Rev. (NCMC, Inc. Proj.):
Series 2008 A, 0.38%, LOC Compass Bank, VRDN (b)	5,010,000	5,010,000
Series 2008 B, 0.38%, LOC Compass Bank, VRDN (b)	15,925,000	15,925,000
Colorado Hsg. & Fin. Auth. Series 2002 C3, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	1,000,000	1,000,000
Denver City & County Arpt. Rev. Series 2008 C3, 0.33%, LOC Landesbank Baden-Wuert, VRDN (b)(c)	11,200,000	11,200,000
		42,855,000
Connecticut - 1.5%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) 0.8% tender 12/6/10, CP mode	7,000,000	7,000,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Edgehill Proj.) Series 2000 C, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	5,000,000	5,000,000
(Masonicare Corp. Proj.) Series D, 0.28%, LOC Wells Fargo Bank NA, VRDN (b)	3,500,000	3,500,000
Participating VRDN Series Putters 2862, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,235,000	5,235,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Hsg. Fin. Auth.:
Series 2009 A1, 0.27% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	$ 19,380,000	$ 19,380,000
Series 2009 A2, 0.27% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	27,600,000	27,600,000
		67,715,000
Delaware - 2.2%
Delaware Econ. Dev. Auth. Indl. Dev. Rev. (Delaware Clean Pwr. Proj.) Series 1997 A, 0.31%, VRDN (b)(c)	70,000,000	70,000,000
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.66%, VRDN (b)	5,800,000	5,800,000
Series 1999 B, 0.64%, VRDN (b)(c)	1,100,000	1,100,000
(Peninsula United Methodist Homes, Inc. Proj.) Series A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	16,000,000	16,000,000
Delaware Health Facilities Auth. Rev. (Bayhealth Med. Ctr. Proj.) Series 2009 C, 0.28%, LOC Wells Fargo Bank NA, VRDN (b)	7,505,000	7,505,000
		100,405,000
District Of Columbia - 1.2%
District of Columbia Rev.:
(American Univ. Proj.) Series 2008, 0.3%, LOC Bank of America NA, VRDN (b)	28,000,000	28,000,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.27%, LOC Wells Fargo Bank NA, VRDN (b)	24,400,000	24,400,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Participating VRDN Series DB 505, 0.32% (Liquidity Facility Deutsche Bank AG) (b)(c)(d)	3,360,000	3,360,000
Participating VRDN Series Putters 1691, 0.4% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	435,000	435,000
		56,195,000
Florida - 8.5%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock at The Univ. of Florida, Inc. Proj.) Series 2007, 0.31%, LOC Bank of Scotland PLC, VRDN (b)	18,715,000	18,715,000
Brevard County Indl. Dev. Rev. (Pivotal Util. Hldgs., Inc. Proj.) Series 2005, 0.28% (AGL Resources, Inc. Guaranteed), LOC Bank of Tokyo-Mitsubishi, VRDN (b)(c)	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.31%, LOC Bank of America NA, VRDN (b)	$ 2,700,000	$ 2,700,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.28%, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	28,865,000	28,865,000
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.61%, LOC Bank of America NA, VRDN (b)(c)	2,360,000	2,360,000
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 0.29%, VRDN (b)	8,000,000	8,000,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.3%, VRDN (b)	45,000,000	45,000,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Clascona Groves Apts. Proj.) Series A, 0.32%, LOC Citibank NA, VRDN (b)(c)	3,215,000	3,215,000
(Heather Glenn Apts. Proj.) Series 2003 H, 0.34%, LOC Fannie Mae, VRDN (b)(c)	6,760,000	6,760,000
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 0.32%, LOC Citibank NA, VRDN (b)(c)	13,810,000	13,810,000
Florida Hsg. Fin. Corp. Rev.:
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.35%, LOC Fannie Mae, VRDN (b)(c)	6,500,000	6,500,000
Participating VRDN:
Series Merlots 06 B17, 0.37% (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	4,465,000	4,465,000
Series ROC II R 11688, 0.36% (Liquidity Facility Citibank NA) (b)(c)(d)	2,200,000	2,200,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.28%, LOC Bank of America NA, VRDN (b)	25,800,000	25,800,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 E, 0.3%, LOC Cr. Agricole CIB, VRDN (b)	5,000,000	5,000,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2001, 0.28%, LOC Wells Fargo Bank NA, VRDN (b)	3,355,000	3,355,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.29%, VRDN (b)	49,000,000	49,000,000
Manatee County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.29%, VRDN (b)	15,760,000	15,760,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.34%, VRDN (b)	73,600,000	73,600,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.39%, LOC Bank of America NA, VRDN (b)(c)	$ 4,100,000	$ 4,100,000
Ocean Hwy. & Port Auth. Rev. Series 1990, 0.4%, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,400,000	1,400,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Regal Pointe Apts. Proj.) Series 1997 A, 0.34%, LOC Freddie Mac, VRDN (b)(c)	755,000	755,000
(Wtr. View Club Proj.) Series 1997 D, 0.32%, LOC Fannie Mae, VRDN (b)(c)	2,045,000	2,045,000
Orlando Utils. Commission Util. Sys. Rev. Series 2008, 0.45% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), VRDN (b)	5,800,000	5,800,000
Palm Beach County Rev. (Norton Gallery and School of Art, Inc. Proj.) Series 1995, 0.31%, LOC Northern Trust Co., VRDN (b)	3,000,000	3,000,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A1, 0.29%, LOC U.S. Bank NA, Minnesota, VRDN (b)	14,950,000	14,950,000
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.):
Series 2009 A, 0.28%, LOC Wells Fargo Bank NA, VRDN (b)	9,200,000	9,200,000
Series 2009 B, 0.28%, LOC Wells Fargo Bank NA, VRDN (b)	4,100,000	4,100,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.29%, VRDN (b)	4,480,000	4,480,000
Saint Johns County Hsg. Fin. Auth. Multifamily Hsg. Rev. (Ponce Hbr. Apts. Proj.) Series 2001 A, 0.31%, LOC Fannie Mae, VRDN (b)(c)	5,885,000	5,885,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series BA 07 1025, 0.32% (Liquidity Facility Bank of America NA) (b)(d)	6,575,000	6,575,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 0.31%, LOC Fannie Mae, VRDN (b)(c)	9,100,000	9,100,000
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	5,210,000	5,210,000
		397,705,000
Georgia - 1.8%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 0.3%, LOC Bank of America NA, VRDN (b)	2,780,000	2,780,000
Series 2005 B, 0.3%, LOC Bank of America NA, VRDN (b)	8,320,000	8,320,000
Municipal Securities - continued
	Principal Amount	Value
Georgia - continued
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	$ 12,505,000	$ 12,505,000
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Carver Redev. Phase III Proj.) Series 2001, 0.32%, LOC Fannie Mae, VRDN (b)(c)	3,805,000	3,805,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 0.45%, VRDN (b)(c)	17,000,000	17,000,000
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.47%, LOC Wells Fargo Bank NA, VRDN (b)(c)	2,700,000	2,700,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.44%, VRDN (b)	18,890,000	18,890,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (b)	8,200,000	8,200,000
Private Colleges & Univs. Auth. Rev. (Mercer Univ. Proj.) 0.3%, LOC Branch Banking & Trust Co., VRDN (b)	8,365,000	8,365,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.3%, LOC Fannie Mae, VRDN (b)	2,000,000	2,000,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 1%, VRDN (b)(c)	1,100,000	1,100,000
		85,665,000
Hawaii - 0.1%
Hawaii Gen. Oblig. Participating VRDN Series BC 10 32B, 0.31% (Liquidity Facility Barclays Bank PLC) (b)(d)	2,300,000	2,300,000
Idaho - 0.4%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2001 A, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	2,900,000	2,900,000
Series 2002 A, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	8,035,000	8,035,000
Series 2003 C, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,690,000	6,690,000
		17,625,000
Illinois - 3.6%
Aurora Single Family Mtg. Rev. Participating VRDN ROC II R 11642, 0.36% (Liquidity Facility Citibank NA) (b)(c)(d)	5,910,000	5,910,000
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.32%, LOC Fannie Mae, VRDN (b)(c)	1,415,000	1,415,000
Chicago Board of Ed. Series 2009 B, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (b)	22,275,000	22,275,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Chicago Gen. Oblig. (Neighborhoods Alive 21 Prog.) Series 2002 B5, 0.28%, LOC Northern Trust Co., VRDN (b)	$ 2,100,000	$ 2,100,000
Chicago Midway Arpt. Rev. Series 1998 B, 0.31%, LOC JPMorgan Chase Bank, VRDN (b)(c)	29,500,000	29,500,000
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 0.3%, LOC Bayerische Landesbank Girozentrale, VRDN (b)(c)	3,900,000	3,900,000
Chicago Wastewtr. Transmission Rev.:
Series 2008 C1, 0.27%, LOC Harris NA, VRDN (b)	7,100,000	7,100,000
Series 2008 C3, 0.27%, LOC Northern Trust Co., VRDN (b)	52,900,000	52,900,000
Illinois Fin. Auth. Rev.:
(Mercy Alliance, Inc. Proj.) 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,000,000	4,000,000
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.28%, LOC Wells Fargo Bank NA, VRDN (b)	4,920,000	4,920,000
(Provena Health Proj.) Series 2010 C, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	2,000,000	2,000,000
Participating VRDN Series Putters 3302, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,400,000	8,400,000
Illinois Fin. Auth. Solid Waste Rev. (Air Products & Chemicals, Inc. Proj.) Series 2005, 1.3%, VRDN (b)(c)	8,900,000	8,900,000
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3215, 0.3% (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	10,000,000	10,000,000
Series Putters 3843, 0.35% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,000,000	5,000,000
		168,320,000
Indiana - 2.9%
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.):
Series 2009 A1, 0.35%, LOC Bank of America NA, VRDN (b)(c)	12,000,000	12,000,000
Series 2009 A2, 0.39%, LOC Bank of America NA, VRDN (b)(c)	3,300,000	3,300,000
Series 2005, 0.32%, LOC Royal Bank of Scotland PLC, VRDN (b)	7,200,000	7,200,000
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series 2004 B, 0.29%, LOC JPMorgan Chase Bank, VRDN (b)	2,725,000	2,725,000
Indiana Fin. Auth. Hosp. Rev. (Floyd Memorial Hosp. and Health Svcs. Proj.) Series 2008, 0.3%, LOC Branch Banking & Trust Co., VRDN (b)	18,580,000	18,580,000
Municipal Securities - continued
	Principal Amount	Value
Indiana - continued
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series 2005, 0.31%, LOC JPMorgan Chase Bank, VRDN (b)	$ 7,500,000	$ 7,500,000
Indiana Health Facility Fing. Auth. Rev. (Fayette Memorial Hosp. Assoc. Proj.):
Series A, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	1,300,000	1,300,000
Series B, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,755,000	2,755,000
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2005 B3, 0.31% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)(c)	32,000,000	32,000,000
Series 2005 C3, 0.34% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)(c)	32,000,000	32,000,000
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Rev. Series 2008 A2, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,785,000	6,785,000
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.38%, LOC Bank of America NA, VRDN (b)	4,900,000	4,900,000
Whiting Envir. Facilities Rev. (BP PLC Proj.) Series 2005, 0.38% (BP PLC Guaranteed), VRDN (b)(c)	6,000,000	6,000,000
		137,045,000
Iowa - 1.0%
Iowa Fin. Auth. Series 2003 F, 0.31% (Liquidity Facility Wells Fargo Bank NA), VRDN (b)(c)	1,100,000	1,100,000
Iowa Fin. Auth. Health Facilities Rev.:
(Iowa Health Sys. Proj.):
Series 2009 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	1,550,000	1,550,000
Series 2009 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	7,195,000	7,195,000
Series 2009 E, 0.3%, LOC Bank of America NA, VRDN (b)	1,000,000	1,000,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.41%, VRDN (b)(c)	12,000,000	12,000,000
Iowa Higher Ed. Ln. Auth. Rev.:
(Loras College Proj.) Series 2000, 0.29%, LOC Bank of America NA, VRDN (b)	13,850,000	13,850,000
(Saint Ambrose Univ. Proj.) 0.3%, LOC Northern Trust Co., VRDN (b)	8,700,000	8,700,000
		45,395,000
Kansas - 0.7%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2002, 0.56%, LOC Bank of America NA, VRDN (b)(c)	6,900,000	6,900,000
Municipal Securities - continued
	Principal Amount	Value
Kansas - continued
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 24,425,000	$ 24,425,000
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III B1, 0.31%, LOC JPMorgan Chase Bank, VRDN (b)	3,300,000	3,300,000
		34,625,000
Kentucky - 1.8%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.35%, VRDN (b)(c)	11,500,000	11,500,000
Series 2006 B, 0.35%, VRDN (b)(c)	2,600,000	2,600,000
Series 2008 A, 0.35%, VRDN (b)(c)	3,200,000	3,200,000
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 0.6%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (b)(c)	9,570,000	9,570,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.42% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	3,000,000	3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.42% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	2,750,000	2,750,000
Series 1993 B, 0.42% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	2,300,000	2,300,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.37%, LOC Wells Fargo Bank NA, VRDN (b)(c)	3,000,000	3,000,000
Jefferson County Poll. Cont. Bonds (Louisville Gas & Elec. Co. Proj.) 0.75% tender 12/7/10, CP mode (c)	4,000,000	4,000,000
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series Clipper 05 35, 0.42% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	1,780,000	1,780,000
Lexington-Fayette Urban County Arpt. Rev. Series 2008 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	3,135,000	3,135,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series 1999 B, 0.31% (United Parcel Svc. of America Guaranteed), VRDN (b)(c)	23,300,000	23,300,000
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.4%, VRDN (b)(c)	12,900,000	12,900,000
		83,035,000
Municipal Securities - continued
	Principal Amount	Value
Louisiana - 2.7%
Lake Charles Hbr. & Rev. District (Conoco, Inc. Proj.) Series 1999 B, 0.33%, VRDN (b)(c)	$ 3,400,000	$ 3,400,000
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) Series 2000, 0.38%, VRDN (b)(c)	900,000	900,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series ROC II R 11888X, 0.31% (Liquidity Facility Citibank NA) (b)(d)	5,975,000	5,975,000
Series Solar 06 150, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	20,580,000	20,580,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 D, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	18,870,000	18,870,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series 1992 A, 0.31%, VRDN (b)(c)	28,000,000	28,000,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 0.34%, VRDN (b)(c)	26,400,000	26,400,000
Series 1993, 0.31%, VRDN (b)(c)	22,000,000	22,000,000
		126,125,000
Maryland - 0.7%
Baltimore County Econ. Dev. Rev. (Blue Circle, Inc. Proj.) Series 1992, 0.3%, LOC BNP Paribas SA, VRDN (b)	7,900,000	7,900,000
Maryland Econ. Dev. Auth. Rev. (United States Pharmacopeial Convention, Inc. Proj.) Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (b)	5,265,000	5,265,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Upper Chesapeake Hosp. Proj.) Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (b)	18,210,000	18,210,000
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.31% (Liquidity Facility Citibank NA) (b)(d)	3,000,000	3,000,000
		34,375,000
Massachusetts - 1.5%
Massachusetts Gen. Oblig. (Central Artery Proj.):
Series 2000 A, 0.33% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	39,600,000	39,600,000
Series 2000 B, 0.27% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	6,545,000	6,545,000
Massachusetts Health & Edl. Facilities Auth. Rev. (Baystate Health Sys. Proj.) Series 2009 J2, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	17,900,000	17,900,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) 0.9% tender 12/1/10, CP mode	$ 5,900,000	$ 5,900,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (b)	2,065,000	2,065,000
		72,010,000
Michigan - 0.6%
Eastern Michigan Univ. Revs. Series 2009 A, 0.31%, LOC JPMorgan Chase Bank, VRDN (b)	12,100,000	12,100,000
Farmington Hills Hosp. Fin. Auth. Hosp. Rev. (Botsford Gen. Hosp. Proj.) Series 2008 A, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	1,000,000	1,000,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Detroit Symphony Orchestra Proj.) Series 2001 B, 0.28%, LOC Bank of America NA, VRDN (b)	3,000,000	3,000,000
(Majestic Ind., Inc. Proj.) 0.45%, LOC Comerica Bank, VRDN (b)(c)	1,500,000	1,500,000
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 0.33%, LOC Landesbank Baden-Wuert, VRDN (b)(c)	10,020,000	10,020,000
Series 2008 E, 0.29%, LOC JPMorgan Chase Bank, VRDN (b)(c)	1,900,000	1,900,000
		29,520,000
Minnesota - 1.3%
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev.:
(Brentwood Hills Apts. Proj.) Series A, 0.35%, LOC Bank of America NA, VRDN (b)(c)	22,195,000	22,195,000
(Regatta Commons Proj.) Series A, 0.37%, LOC Bank of America NA, VRDN (b)(c)	25,155,000	25,155,000
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.35%, LOC Fannie Mae, VRDN (b)(c)	1,400,000	1,400,000
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2009 B2, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	1,800,000	1,800,000
Plymouth Multifamily Hsg. Rev. (Hbr. Lane Apts. Proj.) Series 2003, 0.35%, LOC Fannie Mae, VRDN (b)(c)	1,750,000	1,750,000
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.) Series 2008 A2, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	4,200,000	4,200,000
Municipal Securities - continued
	Principal Amount	Value
Minnesota - continued
Roseville Health Care Facilities (Presbyterian Homes Proj.) Series 2002, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 1,375,000	$ 1,375,000
St. Paul Port Auth. District Cooling Rev. Series 2009 12EE, 0.33%, LOC Deutsche Bank AG, VRDN (b)(c)	1,110,000	1,110,000
		58,985,000
Mississippi - 0.5%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 0.37%, VRDN (b)(c)	18,100,000	18,100,000
Mississippi Bus. Fin. Corp. (Chevron USA, Inc. Proj.) Series 2007 A, 0.27% (Chevron Corp. Guaranteed), VRDN (b)	3,900,000	3,900,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.33%, LOC Bank of America NA, VRDN (b)(c)	1,000,000	1,000,000
		23,000,000
Missouri - 0.5%
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.) 0.3%, VRDN (b)	2,260,000	2,260,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Saint Louis Univ. Proj.) Series 2008 A1, 0.27%, LOC Wells Fargo Bank NA, VRDN (b)	9,000,000	9,000,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(Bethesda Health Group, Inc. Proj.) Series 2009, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,000,000	3,000,000
(SSM Health Care Proj.) Series 2010 E, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,090,000	4,090,000
(SSM Health Care Sys. Proj.) Series 2005 A1, 0.29%, LOC Bank of America NA, VRDN (b)	1,700,000	1,700,000
Missouri Higher Ed. Ln. Auth. Student Ln. Rev. Series 2008 A2, 0.35%, LOC Bank of America NA, VRDN (b)(c)	2,200,000	2,200,000
		22,250,000
Montana - 0.2%
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,800,000	2,800,000
Montana Board Invt. Resource Recovery Rev. (Colstrip Proj.) Series 1989, 0.32%, LOC Union Bank of California, VRDN (b)(c)	6,200,000	6,200,000
		9,000,000
Municipal Securities - continued
	Principal Amount	Value
Nebraska - 1.2%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (b)	$ 7,300,000	$ 7,300,000
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.42%, LOC Bank of America NA, VRDN (b)(c)	1,000,000	1,000,000
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	6,010,000	6,010,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2001 C, 0.27% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	740,000	740,000
Series 2002 C, 0.27% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	825,000	825,000
Series 2006 B, 0.27% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	14,025,000	14,025,000
Series 2007 B, 0.27% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	7,075,000	7,075,000
Series 2008 D, 0.27% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	12,500,000	12,500,000
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.37%, VRDN (b)(c)	2,200,000	2,200,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.29% (Cargill, Inc. Guaranteed) (Dow Chemical Co. Guaranteed), LOC Wells Fargo Bank NA, VRDN (b)(c)	4,600,000	4,600,000
		56,275,000
Nevada - 3.0%
Clark County Arpt. Rev.:
Series 2008 C1, 0.32%, LOC Bayerische Landesbank, VRDN (b)(c)	19,900,000	19,900,000
Series 2008 C3, 0.32%, LOC Landesbank Baden-Wuert, VRDN (b)(c)	6,800,000	6,800,000
Series 2008 D1, 0.32%, LOC Landesbank Baden-Wuert, VRDN (b)	12,000,000	12,000,000
Series 2008 D2, 0.32%, LOC Landesbank Baden-Wuert, VRDN (b)	3,800,000	3,800,000
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2003 A, 0.4%, LOC Bank of America NA, VRDN (b)(c)	4,900,000	4,900,000
Las Vegas Gen. Oblig. Series 2006 C, 0.26%, LOC Lloyds TSB Bank PLC, VRDN (b)	4,150,000	4,150,000
Municipal Securities - continued
	Principal Amount	Value
Nevada - continued
Reno Sales Tax Rev. (ReTRAC-Reno Transp. Rail Access Corridor Proj.) Series 2008, 0.27%, LOC Bank of New York, New York, VRDN (b)	$ 65,015,000	$ 65,015,000
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 0.31% (Liquidity Facility Societe Generale) (b)(d)	24,755,000	24,755,000
		141,320,000
New Hampshire - 1.0%
Manchester Arpt. Rev. Series 2008, 0.38%, LOC RBS Citizens NA, VRDN (b)(c)	8,000,000	8,000,000
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 B, 0.7%, LOC Wells Fargo Bank NA, VRDN (b)(c)	4,925,000	4,925,000
New Hampshire Health & Ed. Facilities Auth. Rev. (Univ. Sys. of New Hampshire Proj.):
Series 2005 A1, 0.27%, VRDN (b)	23,650,000	23,650,000
Series 2005 A2, 0.27%, VRDN (b)	8,035,000	8,035,000
		44,610,000
New Jersey - 0.7%
New Jersey Econ. Dev. Auth. Gas Facilities Rev. (Pivotal Util. Hldgs., Inc. Proj.) Series 2005, 0.24% (AGL Resources, Inc. Guaranteed), LOC Bank of Tokyo-Mitsubishi, VRDN (b)	7,000,000	7,000,000
New Jersey Econ. Dev. Auth. School Rev. Series 2006 R1, 0.26%, LOC Bank of Nova Scotia New York Branch, LOC Lloyds TSB Bank PLC, VRDN (b)	5,465,000	5,465,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Hsg. Rev. Series 2008-3, 0.4%, LOC Dexia Cr. Local de France, VRDN (b)(c)	17,340,000	17,340,000
Rutgers State Univ. Rev. Series 2009 G, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (b)	1,000,000	1,000,000
		30,805,000
New Jersey/Pennsylvania - 0.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2008 B, 0.25%, LOC TD Banknorth, NA, VRDN (b)	200,000	200,000
New Mexico - 0.6%
New Mexico Edl. Assistance Foundation:
Series 2008 A2, 0.31%, LOC Royal Bank of Canada, VRDN (b)(c)	3,785,000	3,785,000
Series 2008 A3, 0.31%, LOC Lloyds TSB Bank PLC, VRDN (b)(c)	2,300,000	2,300,000
Municipal Securities - continued
	Principal Amount	Value
New Mexico - continued
New Mexico Edl. Assistance Foundation: - continued
Series 2009 A, 0.31%, LOC Royal Bank of Canada, VRDN (b)(c)	$ 5,200,000	$ 5,200,000
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (b)	18,900,000	18,900,000
		30,185,000
New York - 7.3%
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2001 1B, 0.24%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	1,200,000	1,200,000
Subseries 2001 2B, 0.3%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	5,400,000	5,400,000
New York City Gen. Oblig.:
Series 2004 H7, 0.28%, LOC KBC Bank NV, VRDN (b)	6,250,000	6,250,000
Series 2006 I5, 0.28%, LOC California Pub. Employees' Retirement Sys., VRDN (b)	12,500,000	12,500,000
Series 2006 I6, 0.28%, LOC California Teachers Retirement Sys., VRDN (b)	15,410,000	15,410,000
Series 2008 J8, 0.33%, LOC Landesbank Baden-Wuert, VRDN (b)	46,830,000	46,830,000
Series A10, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	2,500,000	2,500,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Brookhaven Apts. Proj.) Series A, 0.31%, LOC Citibank NA, VRDN (b)(c)	3,400,000	3,400,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.27%, LOC Freddie Mac, VRDN (b)(c)	3,000,000	3,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 0.27%, LOC Fannie Mae, VRDN (b)(c)	8,000,000	8,000,000
(West 43rd Street Proj.) Series 1999 A, 0.27%, LOC Fannie Mae, VRDN (b)(c)	5,000,000	5,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3231Z, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,175,000	6,175,000
Series 2003 F2, 0.3% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	5,665,000	5,665,000
Series 2006 AA1, 0.27% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	17,390,000	17,390,000
Series 2008 B3, 0.29% (Liquidity Facility Bank of America NA), VRDN (b)	6,700,000	6,700,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2008 BB1, 0.22% (Liquidity Facility BNP Paribas SA), VRDN (b)	$ 10,750,000	$ 10,750,000
Series 2011 DD-3B, 0.27% (Liquidity Facility California Teachers Retirement Sys.), VRDN (b)	2,000,000	2,000,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN Series Putters 3545, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,660,000	10,660,000
Series 2001 B, 0.3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	32,400,000	32,400,000
Series 2006 A3, 0.42% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	20,565,000	20,565,000
Series C, 0.32% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	2,000,000	2,000,000
New York Dorm. Auth. Revs. Participating VRDN:
Series EGL 07 0002, 0.3% (Liquidity Facility Citibank NA) (b)(d)	12,000,000	12,000,000
Series EGL 07 0066, 0.3% (Liquidity Facility Citibank NA) (b)(d)	15,000,000	15,000,000
Series ROC II R 11535, 0.3% (Liquidity Facility Citibank NA) (b)(d)	1,140,000	1,140,000
New York Hsg. Fin. Agcy. Personal Income Tax Rev. Participating VRDN Series ROC II R 11140, 0.3% (Liquidity Facility Citibank NA) (b)(d)	9,590,000	9,590,000
New York Hsg. Fin. Agcy. Rev.:
(1500 Lexington Avenue Proj.) Series 2004 A, 0.29%, LOC Fannie Mae, VRDN (b)(c)	2,000,000	2,000,000
(350 West 43rd Street Hsg. Proj.) Series 2002 A, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	5,000,000	5,000,000
(Parkledge Apts. Hsg. Proj.) Series A, 0.36%, LOC Freddie Mac, VRDN (b)(c)	8,700,000	8,700,000
(West 33rd Street Hsg. Proj.) Series A, 0.27%, LOC Fannie Mae, VRDN (b)(c)	8,700,000	8,700,000
(West 38th Street Hsg. Proj.) Series A, 0.28%, LOC Fannie Mae, VRDN (b)(c)	16,000,000	16,000,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 G1, 0.25%, LOC BNP Paribas SA, VRDN (b)	16,200,000	16,200,000
Series 2005 G2, 0.31%, LOC BNP Paribas SA, VRDN (b)	24,315,000	24,315,000
		342,440,000
North Carolina - 2.0%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.41%, LOC Bank of America NA, VRDN (b)	2,930,000	2,930,000
Municipal Securities - continued
	Principal Amount	Value
North Carolina - continued
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Series C, 0.33%, LOC Bank of America NA, VRDN (b)	$ 4,300,000	$ 4,300,000
0.33%, LOC Bank of America NA, VRDN (b)	5,000,000	5,000,000
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 0.39%, VRDN (b)(c)	4,000,000	4,000,000
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.35% (Liquidity Facility Bank of America NA), VRDN (b)	800,000	800,000
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.35%, LOC RBC Centura Bank, Rocky Mount, VRDN (b)	4,840,000	4,840,000
North Carolina Cap. Facilities Fin. Agcy. Rev.:
(Goodwill Cmnty. Proj.) Series 2002, 0.41%, LOC Bank of America NA, VRDN (b)	1,010,000	1,010,000
Participating VRDN:
Series EGL 7050060, 0.3% (Liquidity Facility Citibank NA) (b)(d)	23,150,000	23,150,000
Series Putters 3248, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	12,030,000	12,030,000
Series Putters 3333, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,500,000	1,500,000
North Carolina Gen. Oblig. Series 2002 D, 0.33% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	6,350,000	6,350,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Deerfield Episcopal Retirement Cmnty. Proj.) Series 2008 B, 0.3%, LOC Branch Banking & Trust Co., VRDN (b)	1,600,000	1,600,000
(Wake Forest Univ. Proj.) Series 2008 D, 0.33%, LOC Bank of America NA, VRDN (b)	10,100,000	10,100,000
North Carolina Med. Care Commission Hosp. Rev. (Iredell Memorial Hosp. Proj.) Series 2007, 0.28%, LOC Wells Fargo Bank NA, VRDN (b)	3,145,000	3,145,000
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2008 3A2, 0.41%, LOC Bank of America NA, VRDN (b)(c)	6,200,000	6,200,000
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 0.38%, LOC Branch Banking & Trust Co., VRDN (b)(c)	2,650,000	2,650,000
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.47%, LOC Wells Fargo Bank NA, VRDN (b)(c)	2,500,000	2,500,000
		92,105,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - 3.1%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	$ 6,000,000	$ 6,000,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.34%, LOC JPMorgan Chase Bank, VRDN (b)	7,355,000	7,355,000
Cleveland-Cuyahoga County Port Auth. Edl. Facility Rev. (Laurel School Proj.) Series 2008, 0.31%, LOC JPMorgan Chase Bank, VRDN (b)	8,600,000	8,600,000
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.59%, VRDN (b)	5,000,000	5,000,000
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 B, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)(c)	6,300,000	6,300,000
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.26%, VRDN (b)	33,944,000	33,944,000
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3551, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	15,820,000	15,820,000
Series Putters 3591, 0.28% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,495,000	1,495,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series B, 0.28% (Liquidity Facility Citibank NA), VRDN (b)(c)	34,350,000	34,350,000
Series 2007 E, 0.3% (Liquidity Facility KBC Bank NV), VRDN (b)(c)	9,400,000	9,400,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (First Energy Nuclear Generation Corp. Proj.) Series 2006 B, 0.28%, LOC Wells Fargo Bank NA, VRDN (b)	6,950,000	6,950,000
Ohio Wtr. Dev. Auth. Rev. Participating VRDN Series DCL 08 046, 0.38% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	8,435,000	8,435,000
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	1,000,000	1,000,000
		144,649,000
Oklahoma - 0.0%
Oklahoma Student Ln. Auth. Rev. Series 2008 A1, 0.35%, LOC Bank of America NA, VRDN (b)(c)	2,095,000	2,095,000
Oregon - 2.7%
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.29%, LOC Bank of Scotland PLC, VRDN (b)	119,700,000	119,700,000
Oregon Econ. Dev. Rev. (Cascade Steel Co. Proj.) Series 176, 0.4%, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,400,000	1,400,000
Municipal Securities - continued
	Principal Amount	Value
Oregon - continued
Port of Portland Arpt. Rev. Series Eighteen A, 0.28%, LOC Lloyds TSB Bank PLC, VRDN (b)(c)	$ 4,000,000	$ 4,000,000
Portland Hsg. Auth. Rev. (New Columbia - Cecelia Proj.) Series 2004, 0.61%, LOC Bank of America NA, VRDN (b)(c)	1,495,000	1,495,000
		126,595,000
Pennsylvania - 2.8%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	8,750,000	8,750,000
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	1,000,000	1,000,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 A:
0.29%, LOC Barclays Bank PLC, VRDN (b)	15,900,000	15,900,000
0.3%, LOC Barclays Bank PLC, VRDN (b)	14,600,000	14,600,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 0.46%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	9,150,000	9,150,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC Proj. at West Chester Univ.) Series 2003, 0.27%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	11,835,000	11,835,000
Chester County Intermediate Unit Rev. Series 2003, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	1,500,000	1,500,000
Clarion County Indl. Dev. Auth. Energy Dev. Rev. (Piney Creek Proj.) Series 1990, 0.31%, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	965,000	965,000
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.33%, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,400,000	1,400,000
Lehigh County Gen. Purp. Hosp. Rev. (Lehigh Valley Health Network Proj.) Series 2008 C, 0.3%, LOC Bank of America NA, VRDN (b)	10,060,000	10,060,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Brookside Manor Apts. Proj.) Series 2001 A, 0.3%, LOC Fannie Mae, VRDN (b)	4,930,000	4,930,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1997 B2, 0.45%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	400,000	400,000
Series 2004 D3, 0.45%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	600,000	600,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Holy Family Univ. Proj.) Series 2008, 0.3%, LOC TD Banknorth, NA, VRDN (b)	2,055,000	2,055,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Participating VRDN:
Series Merlots 07 C50, 0.37% (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	$ 2,880,000	$ 2,880,000
Series Putters 3297, 0.41% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,145,000	2,145,000
Series 2002 74A, 0.41% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(c)	5,500,000	5,500,000
Series 2003 77B, 0.39% (Liquidity Facility BNP Paribas SA), VRDN (b)(c)	3,400,000	3,400,000
Series 2004 81C, 0.39% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(c)	3,140,000	3,140,000
Series 2006 92B, 0.39% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)(c)	2,000,000	2,000,000
Series 2006 93B, 0.4% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(c)	4,995,000	4,995,000
Series 2006 94B, 0.32% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(c)	10,000,000	10,000,000
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	14,000,000	14,000,000
		131,205,000
Rhode Island - 0.4%
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2008 B1, 0.28%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(c)	10,000,000	10,000,000
Series 2008 B4, 0.28%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(c)	7,000,000	7,000,000
		17,000,000
South Carolina - 1.7%
Berkeley County Exempt Facility Indl. Rev. (BP Amoco Chemical Co. Proj.) Series 1997, 0.38% (BP PLC Guaranteed), VRDN (b)(c)	5,000,000	5,000,000
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B2, 0.28%, LOC Wells Fargo Bank NA, VRDN (b)	14,500,000	14,500,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.37%, VRDN (b)(c)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.39%, VRDN (b)(c)	9,000,000	9,000,000
South Carolina Jobs-Econ. Dev. Auth. (CareAlliance Health Svcs. Proj.) Series 2007, 0.28%, LOC Wells Fargo Bank NA, VRDN (b)	11,400,000	11,400,000
Municipal Securities - continued
	Principal Amount	Value
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.29%, LOC Citibank NA, VRDN (b)	$ 900,000	$ 900,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.:
(South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.36%, LOC Branch Banking & Trust Co., VRDN (b)(c)	7,000,000	7,000,000
(South Carolina Generating Co., Inc. Proj.) Series 2008, 0.36%, LOC Branch Banking & Trust Co., VRDN (b)(c)	6,000,000	6,000,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Solar 07 70, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	20,470,000	20,470,000
		78,270,000
South Dakota - 0.1%
South Dakota Hsg. Dev. Auth. (Homeownership Mtg. Proj.) Series 2008 F, 0.28% (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (b)(c)	5,500,000	5,500,000
Tennessee - 7.4%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2009 E8A, 0.3%, LOC Branch Banking & Trust Co., VRDN (b)	3,050,000	3,050,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.3%, LOC Bank of America NA, VRDN (b)	21,669,000	21,669,000
Series 2003, 0.3%, LOC Bank of America NA, VRDN (b)	29,940,000	29,940,000
Series 2004, 0.3%, LOC Bank of America NA, VRDN (b)	16,740,000	16,740,000
Series 2005, 0.3%, LOC Bank of America NA, VRDN (b)	37,725,000	37,725,000
Series 2008, 0.3%, LOC Bank of America NA, VRDN (b)	157,460,000	157,460,000
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.34%, LOC Rabobank Nederland, VRDN (b)(c)	2,000,000	2,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.37%, LOC Bank of America NA, VRDN (b)	1,410,000	1,410,000
Series 2002, 0.3%, LOC Bank of America NA, VRDN (b)	32,305,000	32,305,000
Series 2004, 0.3%, LOC Bank of America NA, VRDN (b)	30,990,000	30,990,000
Series 2006, 0.3%, LOC Bank of America NA, VRDN (b)	13,000,000	13,000,000
		346,289,000
Texas - 11.7%
Austin Hotel Occupancy Tax Rev. Series 2008 B, 0.36%, LOC Dexia Cr. Local de France, VRDN (b)	11,125,000	11,125,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Brazos River Auth. Poll. Cont. Rev.:
(Texas Utils. Elec. Co. Proj.) Series 2001 D2, 0.31%, LOC Citibank NA, VRDN (b)(c)	$ 55,000,000	$ 55,000,000
(Texas Utils. Energy Co. Proj.) Series 2002 A, 0.31%, LOC Citibank NA, VRDN (b)(c)	25,300,000	25,300,000
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.32%, LOC JPMorgan Chase Bank, VRDN (b)(c)	12,300,000	12,300,000
Series 2002 A:
0.32%, LOC JPMorgan Chase Bank, VRDN (b)(c)	12,500,000	12,500,000
0.33%, LOC Bank of America NA, VRDN (b)(c)	9,500,000	9,500,000
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	6,490,000	6,490,000
Calhoun County Navigation Indl. Dev. Auth. Port Rev. (Formosa Plastics Corp. Proj.) Series 1994, 0.3%, LOC Bank of America NA, VRDN (b)(c)	5,000,000	5,000,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2007 A, 0.39%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	2,700,000	2,700,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 0.32%, LOC Citibank NA, VRDN (b)(c)	14,000,000	14,000,000
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 0.3% (Liquidity Facility Wells Fargo & Co.) (b)(d)	6,620,000	6,620,000
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.3% (Liquidity Facility Citibank NA) (b)(d)	6,400,000	6,400,000
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (b)	32,370,000	32,370,000
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Putters 3820, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,105,000	3,105,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 0.25%, VRDN (b)(c)	2,800,000	2,800,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1993 B, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(c)	18,000,000	18,000,000
Series 1995 B, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(c)	8,000,000	8,000,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Greater Texas Student Ln. Corp. Student Ln. Rev. Series 1998 A, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)(c)	$ 10,250,000	$ 10,250,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 C, 0.35%, LOC Commerzbank AG, VRDN (b)	19,200,000	19,200,000
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.):
Series 2008 A2, 0.27%, VRDN (b)	3,000,000	3,000,000
Series A1, 0.27%, VRDN (b)	12,190,000	12,190,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2002, 0.31%, VRDN (b)(c)	124,700,000	124,700,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series BC 10 61B, 0.31% (Liquidity Facility Barclays Bank PLC) (b)(d)	2,910,000	2,910,000
Lovejoy Independent School District Participating VRDN Series DB 514, 0.3% (Liquidity Facility Deutsche Bank AG) (b)(d)	3,270,000	3,270,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.) Series 2001 B, 0.25% (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	10,000,000	10,000,000
(Onyx Envir. Svcs. Proj.) Series 2003, 0.42%, LOC Bank of America NA, VRDN (b)(c)	8,610,000	8,610,000
Mansfield Independent School District Participating VRDN Series Putters 3825, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,500,000	2,500,000
North East Texas Independent School District Participating VRDN Series Solar 07 101, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	8,420,000	8,420,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 0.39%, VRDN (b)(c)	13,840,000	13,840,000
Series 2010 B, 0.28%, VRDN (b)	13,000,000	13,000,000
Series 2010 C, 0.29%, VRDN (b)	12,700,000	12,700,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2002, 1.6%, VRDN (b)(c)	5,000,000	5,000,000
1.25%, VRDN (b)	13,000,000	13,000,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 0.26%, VRDN (b)	23,600,000	23,600,000
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.) 0.33%, LOC Cr. Suisse Group, VRDN (b)(c)	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (Tindall Corp. Proj.) Series 2008 A, 0.37%, LOC Wells Fargo Bank NA, VRDN (b)(c)	$ 1,800,000	$ 1,800,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series ROC II R 11857, 0.31% (Liquidity Facility Citibank NA) (b)(d)	5,525,000	5,525,000
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 0.47%, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,100,000	1,100,000
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN Series BC 2010 8W, 0.34% (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,330,000	3,330,000
Texas Gen. Oblig. Participating VRDN Series SG 152, 0.3% (Liquidity Facility Societe Generale) (b)(d)	9,970,000	9,970,000
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.) Series 2008 A, 0.7%, LOC Compass Bank, VRDN (b)	4,570,000	4,570,000
		547,195,000
Utah - 1.2%
Utah Board of Regents Student Ln. Rev. Series 1993 A, 0.31%, LOC Royal Bank of Canada, VRDN (b)(c)	6,000,000	6,000,000
Utah Hsg. Corp. Single Family Mtg. Rev.:
Series 2002 C2, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,515,000	6,515,000
Series 2002 E, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	4,835,000	4,835,000
Series 2004 C, 0.32% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	5,885,000	5,885,000
Series 2004 D, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	9,735,000	9,735,000
Series 2004 F, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	2,600,000	2,600,000
Series 2005 F, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,240,000	6,240,000
Series 2005 H, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	4,875,000	4,875,000
Series 2006 F, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	8,130,000	8,130,000
		54,815,000
Virginia - 2.0%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.):
Series 2008 A, 0.29%, LOC Branch Banking & Trust Co., VRDN (b)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - continued
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.): - continued
Series 2008 B, 0.29%, LOC Branch Banking & Trust Co., VRDN (b)	$ 6,000,000	$ 6,000,000
Series 2008 D, 0.28%, LOC Wells Fargo Bank NA, VRDN (b)	2,170,000	2,170,000
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.33%, LOC Bank of America NA, VRDN (b)	6,260,000	6,260,000
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apts.) 0.44%, LOC RBC Centura Bank, Rocky Mount, VRDN (b)(c)	880,000	880,000
Cap. Beltway Fdg. Corp. Toll Rev. (I-495 Hot Lanes Proj.) Series 2008 D, 0.29%, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	5,000,000	5,000,000
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.29%, LOC Citibank NA, VRDN (b)	4,295,000	4,295,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1994 A, 0.33%, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	8,545,000	8,545,000
Series 1994 B, 0.33%, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	8,000,000	8,000,000
Series 1995, 0.29%, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	7,500,000	7,500,000
Series 1996 A, 0.29%, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	9,200,000	9,200,000
Series 1997, 0.29%, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	9,300,000	9,300,000
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.29%, LOC Citibank NA, VRDN (b)	7,910,000	7,910,000
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 0.52%, LOC Wells Fargo Bank NA, VRDN (b)(c)	2,390,000	2,390,000
Richmond Pub. Util. Rev. Participating VRDN:
Series BC 10 79B, 0.31% (Liquidity Facility Barclays Bank PLC) (b)(d)	5,000,000	5,000,000
Series ROC II R 10410, 0.3% (Liquidity Facility Citibank NA) (b)(d)	1,870,000	1,870,000
Virginia Commonwealth Univ. Health Sys. Auth. Series 2008 B, 0.32%, LOC Branch Banking & Trust Co., VRDN (b)	6,800,000	6,800,000
		93,120,000
Municipal Securities - continued
	Principal Amount	Value
Washington - 0.9%
Port of Tacoma Rev. Series 2008, 0.3%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (b)(c)	$ 15,810,000	$ 15,810,000
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 0.61%, LOC Bank of America NA, VRDN (b)(c)	1,255,000	1,255,000
Washington Health Care Facilities Auth. Rev. (Fred Hutchinson Cancer Ctr. Proj.) Series 2009 B 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	16,415,000	16,415,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.31%, LOC Wells Fargo Bank NA, VRDN (b)(c)	2,500,000	2,500,000
(Merrill Gardens at Tacoma Proj.) Series 2006 A, 0.31%, LOC Fannie Mae, VRDN (b)(c)	3,000,000	3,000,000
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	4,900,000	4,900,000
		43,880,000
West Virginia - 1.7%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.28%, LOC Deutsche Bank AG, VRDN (b)(c)	13,470,000	13,470,000
Series 1990 B, 0.28%, LOC Deutsche Bank AG, VRDN (b)(c)	4,815,000	4,815,000
Series 1990 C, 0.28%, LOC Deutsche Bank AG, VRDN (b)(c)	10,000,000	10,000,000
Series 1990 D, 0.28%, LOC Deutsche Bank AG, VRDN (b)(c)	2,200,000	2,200,000
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.28%, LOC Royal Bank of Scotland PLC, VRDN (b)	6,050,000	6,050,000
(Ohio Pwr. Co. - Sporn Proj.) Series 2008 C, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	7,000,000	7,000,000
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(Cabell Huntington Hosp. Proj.) Series 2008 B, 0.3%, LOC Branch Banking & Trust Co., VRDN (b)	13,000,000	13,000,000
(West Virginia United Health Sys. Proj.):
Series 2008 B, 0.28%, LOC JPMorgan Chase Bank, VRDN (b)	15,595,000	15,595,000
Series 2009 B, 0.3%, LOC Branch Banking & Trust Co., VRDN (b)	4,800,000	4,800,000
		76,930,000
Municipal Securities - continued
	Principal Amount	Value
Wisconsin - 1.9%
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2008 B, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 5,400,000	$ 5,400,000
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	10,100,000	10,100,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Nat'l. Regency of New Berlin, Inc. Proj.) 0.31%, LOC JPMorgan Chase Bank, VRDN (b)	8,500,000	8,500,000
(ProHealth Care, Inc. Proj.):
Series 2008 A, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,000,000	6,000,000
Series 2008 B, 0.31%, LOC JPMorgan Chase Bank, VRDN (b)	10,880,000	10,880,000
(Riverview Hosp. Assoc. Proj.) Series 2001, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	9,800,000	9,800,000
(Wisconsin Lutheran College Proj.) Series 2001, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	27,700,000	27,700,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Series 2002 I, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	5,150,000	5,150,000
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev. Series 2007 C, 0.33% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	3,285,000	3,285,000
		86,815,000
Wyoming - 0.4%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 B, 0.37%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(c)	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value
Wyoming - continued
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Series 2002-8, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	$ 5,000,000	$ 5,000,000
0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	7,900,000	7,900,000
		16,400,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $4,678,078,325)		4,678,078,325
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(17,555,973)
NET ASSETS - 100%		$ 4,660,522,352
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,250,000 or 0.2% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,678,078,325)		$ 4,678,078,325
Cash		4,311
Interest receivable		1,595,487
Total assets		4,679,678,123

Liabilities
Payable for investments purchased	$ 18,051,339
Distributions payable	1,090,738
Other payables and accrued expenses	13,694
Total liabilities		19,155,771

Net Assets		$ 4,660,522,352
Net Assets consist of:
Paid in capital		$ 4,660,506,605
Undistributed net investment income		2
Accumulated undistributed net realized gain (loss) on investments		15,745
Net Assets, for 4,660,075,035 shares outstanding		$ 4,660,522,352
Net Asset Value, offering price and redemption price per share ($4,660,522,352 ÷ 4,660,075,035 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2010 (Unaudited)

Investment Income
Interest		$ 5,979,110

Expenses
Custodian fees and expenses	$ 41,043
Independent trustees' compensation	7,457
Total expenses before reductions	48,500
Expense reductions	(7,690)	40,810
Net investment income		5,938,300
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5,426
Net increase in net assets resulting from operations		$ 5,943,726

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2010 (Unaudited)	Year ended May 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 5,938,300	$ 10,364,361
Net realized gain (loss)	5,426	21,678
Net increase in net assets resulting from operations	5,943,726	10,386,039
Distributions to shareholders from net investment income	(5,938,298)	(10,364,004)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	5,642,965,000	7,683,186,000
Cost of shares redeemed	(5,172,107,000)	(6,271,384,900)
Net increase (decrease) in net assets and shares resulting from share transactions	470,858,000	1,411,801,100
Total increase (decrease) in net assets	470,863,428	1,411,823,135

Net Assets
Beginning of period	4,189,658,924	2,777,835,789
End of period (including undistributed net investment income of $2 and $0, respectively)	$ 4,660,522,352	$ 4,189,658,924

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2010	Years ended May 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.003	.013	.032	.037	.029
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.001	.003	.013	.032	.037	.029
Distributions from net investment income	(.001)	(.003)	(.013)	(.032)	(.037)	(.029)
Distributions from net realized gain	-	-	-	- F	-	-
Total distributions	(.001)	(.003)	(.013)	(.032)	(.037)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.14%	.27%	1.34%	3.23%	3.76%	2.94%
Ratios to Average Net Assets E
Expenses before reductions	-%A, D	-% D	-% D	-% D	.01%	.01%
Expenses net of fee waivers, if any	-%A, D	-% D	-% D	-% D	.01%	.01%
Expenses net of all reductions	-%A, D	-% D	-% D	-% D	.01%	.01%
Net investment income	.29% A	.27%	1.30%	3.03%	3.69%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,660,522	$ 4,189,659	$ 2,777,836	$ 1,267,883	$ 672,471	$ 899,449

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2010 (Unaudited)

1. Organization.

Fidelity Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax cost	$ 4,678,078,325

3. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $7,457.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $233.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the lack of compensation to be received by Fidelity under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Fidelity® Securities Lending
Cash Central Fund

Semiannual Report

November 30, 2010

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CCC-SANN-0111
1.743119.110

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2010 to November 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period* June 1, 2010 to November 30, 2010
Actual	.0007%	$ 1,000.00	$ 1,001.30	$ .00**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.06	$ .00**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

** Amount represents less than $.01.

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 11/30/10	% of fund's investments 5/31/10	% of fund's investments 11/30/09
0 - 30	74.9	74.2	69.8
31 - 90	8.1	15.8	15.4
91 - 180	4.7	8.2	5.5
181 - 397	12.3	1.8	9.3
Weighted Average Maturity
	11/30/10	5/31/10	11/30/09
Fidelity® Securities Lending Cash Central Fund	50 Days	32 Days	46 Days
All Taxable Money Market Funds Average*	48 Days	39 Days	51 Days

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	11/30/10	5/31/10	11/30/09
Fidelity Securities Lending Cash Central Fund	73 Days	n/a***	n/a***

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of November 30, 2010	As of May 31, 2010
Bank CDs, BAs, TDs, and Notes 6.3%	Bank CDs, BAs, TDs, and Notes 11.2%
Government Securities 33.3%	Government Securities 45.9%
Repurchase Agreements 60.9%	Repurchase Agreements 43.5%
Net Other Assets** (0.5)%	Net Other Assets** (0.6)%

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

*** Information not available

Semiannual Report

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 19.3%
	Yield (a)	Principal Amount	Value
Federal Home Loan Bank - 19.3%
12/3/10 to 2/17/12	0.16 to 0.60% (b)	$ 3,067,200,000	$ 3,066,603,049
U.S. Treasury Obligations - 14.0%

U.S. Treasury Bills - 10.9%
12/16/10 to 11/17/11	0.19 to 0.41	1,734,150,000	1,732,081,455
U.S. Treasury Notes - 3.1%
3/31/11 to 11/30/11	0.21 to 0.43	485,000,000	487,784,192
TOTAL U.S. TREASURY OBLIGATIONS			2,219,865,647
Time Deposits - 6.3%

Citibank NA
12/1/10	0.22	300,000,000	300,000,000
Commerzbank AG
12/1/10	0.23	700,000,000	700,000,000
TOTAL TIME DEPOSITS			1,000,000,000
Repurchase Agreements - 60.9%
	Maturity Amount
In a joint trading account at:
0.24% dated 11/30/10:
due 12/1/10 (Collateralized by U.S. Treasury Obligations) #	$ 7,500,049,447	7,500,000,000
due 12/1/10 (Collateralized by U.S. Government Obligations) #	83,122,557	83,122,000
Repurchase Agreements - continued
	Maturity Amount	Value
In a joint trading account at: - continued
0.25% dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations) #	$ 1,883,579,241	$ 1,883,566,000
With BNP Paribas Securities Corp. at 0.36%, dated 11/30/10 due 12/1/10 (Collateralized by Corporate Obligations valued at $214,202,143, 5.35% - 10.5%, 11/15/11 - 1/20/34)	204,002,040	204,000,000
TOTAL REPURCHASE AGREEMENTS		9,670,688,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $15,957,156,696)		15,957,156,696
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(76,014,436)
NET ASSETS - 100%		$ 15,881,142,260
Security Type Abbreviations
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$7,500,000,000 due 12/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 854,806,054
Barclays Capital, Inc.	2,864,995,059
Credit Agricole Securities (USA), Inc.	594,110,195
Credit Suisse Securities (USA) LLC	91,281,194
Repurchase Agreement / Counterparty	Value
Deutsche Bank Securities, Inc.	$ 153,208,292
Dresdner Kleinwort Securities LLC	153,208,292
HSBC Securities (USA), Inc.	1,072,458,044
J.P. Morgan Securities, Inc.	919,249,752
Mizuho Securities USA, Inc.	306,416,584
RBC Capital Markets Corp.	306,416,584
RBS Securities, Inc.	153,208,292
Wells Fargo Securities LLC	30,641,658
$ 7,500,000,000
$83,122,000 due 12/01/10 at 0.24%
Barclays Capital, Inc.	$ 29,686,429
Merrill Lynch, Pierce, Fenner & Smith, Inc.	13,853,667
UBS Securities LLC	39,581,904
$ 83,122,000
Repurchase Agreement / Counterparty	Value
$1,883,566,000 due 12/01/10 at 0.25%
BNP Paribas Securities Corp.	$ 164,446,979
Barclays Capital, Inc.	327,754,784
J.P. Morgan Securities, Inc.	100,595,507
Merrill Lynch Government Securities, Inc.	181,525,726
Merrill Lynch, Pierce, Fenner & Smith, Inc.	201,614,372
Mizuho Securities USA, Inc.	907,628,632
$ 1,883,566,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At May 31, 2010, the Fund had a capital loss carryforward of approximately $1,175,508 all of which will expire in fiscal 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $9,670,688,000) - See accompanying schedule: Unaffiliated issuers (cost $15,957,156,696)		$ 15,957,156,696
Cash		356
Interest receivable		2,163,395
Other receivables		54,114
Total assets		15,959,374,561

Liabilities
Payable for investments purchased	$ 74,920,281
Distributions payable	3,247,354
Other payables and accrued expenses	64,666
Total liabilities		78,232,301

Net Assets		$ 15,881,142,260
Net Assets consist of:
Paid in capital		$ 15,882,208,644
Accumulated undistributed net realized gain (loss) on investments		(1,066,384)
Net Assets, for 15,878,811,906 shares outstanding		$ 15,881,142,260
Net Asset Value, offering price and redemption price per share ($15,881,142,260 ÷ 15,878,811,906 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended November 30, 2010 (Unaudited)

Investment Income
Interest		$ 20,094,789

Expenses
Custodian fees and expenses	$ 38,945
Independent trustees' compensation	30,705
Interest	19,686
Total expenses before reductions	89,336
Expense reductions	(50,152)	39,184
Net investment income		20,055,605
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,022
Net increase in net assets resulting from operations		$ 20,057,627

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2010 (Unaudited)	Year ended May 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 20,055,605	$ 37,055,970
Net realized gain (loss)	2,022	16,573
Net increase in net assets resulting from operations	20,057,627	37,072,543
Distributions to shareholders from net investment income	(20,055,605)	(37,047,321)
Distributions to shareholders from net realized gain	-	(921,558)
Total distributions	(20,055,605)	(37,968,879)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	35,214,529,794	87,709,236,927
Cost of shares redeemed	(39,869,827,408)	(81,094,260,875)
Net increase (decrease) in net assets and shares resulting from share transactions	(4,655,297,614)	6,614,976,052
Total increase (decrease) in net assets	(4,655,295,592)	6,614,079,716

Net Assets
Beginning of period	20,536,437,852	13,922,358,136
End of period	$ 15,881,142,260	$ 20,536,437,852

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2010	Years ended May 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.002	.014	.043	.053	.041
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.001	.002	.014	.043	.053	.041
Distributions from net investment income	(.001)	(.002)	(.014)	(.043)	(.053)	(.041)
Distributions from net realized gain	-	- F	-	-	-	-
Total distributions	(.001)	(.002)	(.014)	(.043)	(.053)	(.041)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.13%	.21%	1.43%	4.37%	5.45%	4.17%
Ratios to Average Net Assets E
Expenses before reductions	-% A, D	-% D	-% D	-% D	.01%	.01%
Expenses net of fee waivers, if any	-% A, D	-% D	-% D	-% D	.01%	.01%
Expenses net of all reductions	-% A, D	-% D	-% D	-% D	.01%	.01%
Net investment income	.26% A	.21%	1.61%	4.18%	5.32%	4.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,881,142	$ 20,536,438	$ 13,922,358	$ 23,217,668	$ 20,824,640	$ 13,631,071

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2010 (Unaudited)

1. Organization.

Fidelity Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax cost	$ 15,957,156,696

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies - continued

Repurchase Agreements - continued

government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $197,074,418. The weighted average interest rate was .05% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Semiannual Report

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $30,705.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $19,447.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Securities Lending Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the lack of compensation to be received by Fidelity under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Semiannual Report

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Fidelity® Tax-Free
Cash Central Fund

Semiannual Report

November 30, 2010

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TFC-SANN-0111
1.810806.106

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2010 to November 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value June 1, 2010	Ending Account Value November 30, 2010	Expenses Paid During Period* June 1, 2010 to November 30, 2010
Actual	.0025%	$ 1,000.00	$ 1,001.30	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.06	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 11/30/10	% of fund's investments 5/31/10	% of fund's investments 11/30/09
0 - 30	100.0	100.0	100.0
Weighted Average Maturity
	11/30/10	5/31/10	11/30/09
Fidelity® Tax-Free Cash Central Fund	3 Days	5 Days	3 Days
All Tax-Free Money Market Funds Average*	32 Days	23 Days	30 Days

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	11/30/10	5/31/10	11/30/09
Fidelity Tax-Free Cash Central Fund	3 Days	n/a***	n/a***

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of November 30, 2010	As of May 31, 2010
Variable Rate Demand Notes (VRDNs) 100.2%	Variable Rate Demand Notes (VRDNs) 99.8%
Net Other Assets ** (0.2)%	Net Other Assets 0.2%

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

*** Information not available

Semiannual Report

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.2%
	Principal Amount	Value
Alabama - 3.9%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 D, 0.3%, VRDN (a)	$ 24,000,000	$ 24,000,000
Series 1995 E, 0.34%, VRDN (a)	10,000,000	10,000,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.32%, VRDN (a)	7,800,000	7,800,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.28%, VRDN (a)	1,700,000	1,700,000
		43,500,000
Alaska - 3.6%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.31%, LOC Union Bank of California, VRDN (a)	1,400,000	1,400,000
Valdez Marine Term. Rev.:
(BP Pipelines, Inc. Proj.):
Series 2003 A, 0.35% (BP PLC Guaranteed), VRDN (a)	3,000,000	3,000,000
Series 2003 B, 0.35% (BP PLC Guaranteed), VRDN (a)	9,700,000	9,700,000
Series 2003 C, 0.35% (BP PLC Guaranteed), VRDN (a)	1,500,000	1,500,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.33% (ConocoPhillips Guaranteed), VRDN (a)	24,900,000	24,900,000
		40,500,000
Arizona - 1.1%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3525, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	9,400,000	9,400,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series MS 3230, 0.31% (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,500,000	1,500,000
Scottsdale Indl. Dev. Auth. Rev. Series 2001 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	1,300,000	1,300,000
		12,200,000
California - 5.2%
California Gen. Oblig.:
Series 2004 A1, 0.29%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	5,320,000	5,320,000
Series 2004 A4, 0.27%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	19,170,000	19,170,000
Series 2004 A5, 0.3%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	9,995,000	9,995,000
Series 2005 B6, 0.3%, LOC KBC Bank NV, VRDN (a)	12,660,000	12,660,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.29% (Liquidity Facility Royal Bank of Canada), VRDN (a)	$ 2,000,000	$ 2,000,000
Los Angeles Cmnty. College District Participating VRDN Series ROC II R 11727, 0.3% (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series 2008 M, 0.3%, LOC Dexia Cr. Local de France, VRDN (a)	2,500,000	2,500,000
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series EGL 07 0044, 0.29% (Liquidity Facility Citibank NA) (a)(b)	4,250,000	4,250,000
		58,895,000
Colorado - 1.8%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	4,800,000	4,800,000
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	3,600,000	3,600,000
Colorado Health Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2004 B, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	3,000,000	3,000,000
(NCMC, Inc. Proj.) Series 2009 A, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	2,900,000	2,900,000
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,045,000	3,045,000
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	2,600,000	2,600,000
		19,945,000
Connecticut - 0.7%
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 10342, 0.3% (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
Connecticut Hsg. Fin. Auth. Series 2009 A2, 0.27% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	4,550,000	4,550,000
		7,550,000
District Of Columbia - 2.6%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.46%, LOC Bank of America NA, VRDN (a)	5,415,000	5,415,000
Municipal Securities - continued
	Principal Amount	Value
District Of Columbia - continued
District of Columbia Rev.: - continued
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	$ 18,575,000	$ 18,575,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D2, 0.3%, LOC Bank of America NA, VRDN (a)	5,000,000	5,000,000
		28,990,000
Florida - 5.1%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock at The Univ. of Florida, Inc. Proj.) Series A, 0.31%, LOC Bank of Scotland PLC, VRDN (a)	3,100,000	3,100,000
Broward County Fin. Auth. Multi-family Hsg. Rev. (Jacaranda Village Apts. Proj.) Series 1997, 0.27%, LOC HSBC Bank USA, NA, VRDN (a)	1,565,000	1,565,000
Broward County Gen. Oblig. Participating VRDN Series BBT 2015, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	2,735,000	2,735,000
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.33% (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,600,000	3,600,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.28%, LOC Fannie Mae, VRDN (a)	2,700,000	2,700,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 E, 0.3%, LOC Cr. Agricole CIB, VRDN (a)	2,000,000	2,000,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2001, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	8,195,000	8,195,000
Series 2007 B, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	10,420,000	10,420,000
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	4,500,000	4,500,000
Orange County Hsg. Fin. Auth. Multi-family Rev. (Heather Glen Apts. Proj.) Series 2001, 0.28%, LOC Fannie Mae, VRDN (a)	1,900,000	1,900,000
Orlando Utils. Commission Util. Sys. Rev. Series 2008, 0.45% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), VRDN (a)	1,500,000	1,500,000
Palm Beach County Rev.:
(Hanley Ctr. Proj.) Series 2006, 0.41%, LOC Bank of America NA, VRDN (a)	1,935,000	1,935,000
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.31%, LOC Bank of America NA, VRDN (a)	3,075,000	3,075,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A1, 0.29%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 1,800,000	$ 1,800,000
Sarasota County Continuing Care Retirement Cmnty. Rev. (Glenridge Palmer Proj.) Series 2006, 0.31%, LOC Bank of Scotland PLC, VRDN (a)	2,000,000	2,000,000
Univ. of North Florida Parking Sys. Rev. Series 1998, 0.33%, LOC Wells Fargo Bank NA, VRDN (a)	6,400,000	6,400,000
		57,425,000
Georgia - 2.8%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2003, 0.3%, LOC Bank of America NA, VRDN (a)	5,720,000	5,720,000
Atlanta Tax Allocation (Westside Proj.) Series 2005 B, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	1,205,000	1,205,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.41%, LOC Freddie Mac, VRDN (a)	2,265,000	2,265,000
Georgia Gen. Oblig.:
Participating VRDN Series PZ 271, 0.33% (Liquidity Facility Wells Fargo & Co.) (a)(b)	6,879,000	6,879,000
Participating VRDN Series 85TP, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,040,000	3,040,000
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	4,690,000	4,690,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,800,000	2,800,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.3%, LOC Fannie Mae, VRDN (a)	5,500,000	5,500,000
		32,099,000
Idaho - 0.4%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2001 B, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	4,025,000	4,025,000
Illinois - 3.6%
Chicago Wastewtr. Transmission Rev.:
Series 2008 C1, 0.27%, LOC Harris NA, VRDN (a)	5,800,000	5,800,000
Series 2008 C3, 0.27%, LOC Northern Trust Co., VRDN (a)	6,000,000	6,000,000
Chicago Wtr. Rev. Series 2004 A3, 0.35%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	6,360,000	6,360,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.29%, LOC Harris NA, VRDN (a)	$ 2,400,000	$ 2,400,000
Illinois Fin. Auth. Rev.:
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2008, 0.32%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	15,765,000	15,765,000
Participating VRDN Series Putters 3302, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,600,000	1,600,000
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.38%, LOC Freddie Mac, VRDN (a)	3,250,000	3,250,000
		41,175,000
Indiana - 1.7%
Hammond Poll. Cont. Rev. (Amoco Oil Co. Proj.) Series 1994, 0.33% (BP PLC Guaranteed), VRDN (a)	10,750,000	10,750,000
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.32%, LOC Royal Bank of Scotland PLC, VRDN (a)	3,400,000	3,400,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 J, 0.32%, LOC Wells Fargo Bank NA, VRDN (a)	1,000,000	1,000,000
Indiana Fin. Auth. Hosp. Rev. (Floyd Memorial Hosp. and Health Svcs. Proj.) Series 2008, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	1,800,000	1,800,000
Indiana Health Facility Fing. Auth. Rev. (Fayette Memorial Hosp. Assoc. Proj.) Series A, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,715,000	2,715,000
		19,665,000
Iowa - 1.4%
Iowa Fin. Auth. Health Facilities Rev.:
(Iowa Health Sys. Proj.) Series 2009 C, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	9,985,000	9,985,000
Series 2009 E, 0.3%, LOC Bank of America NA, VRDN (a)	3,900,000	3,900,000
Iowa Fin. Auth. Private College Rev. (Morningside College Proj.) 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,430,000	2,430,000
		16,315,000
Municipal Securities - continued
	Principal Amount	Value
Kansas - 1.2%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 9,805,000	$ 9,805,000
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 III B1, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	4,200,000	4,200,000
		14,005,000
Kentucky - 0.9%
Boyle County Hosp. Rev. (Ephraim McDowell Health Proj.) Series 2006, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	8,000,000	8,000,000
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) Series 2003, 0.41%, LOC Freddie Mac, VRDN (a)	2,350,000	2,350,000
		10,350,000
Louisiana - 5.8%
Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 0.3%, LOC Fannie Mae, VRDN (a)	5,000,000	5,000,000
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. Series 2010, 0.27%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	51,000,000	51,000,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 D, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	9,915,000	9,915,000
		65,915,000
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.35%, LOC KBC Bank NV, VRDN (a)	1,900,000	1,900,000
Maryland - 2.7%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Mercy Med. Ctr. Proj.) Series 2007 C, 0.37%, LOC Bank of America NA, VRDN (a)	3,650,000	3,650,000
(Upper Chesapeake Hosp. Proj.) Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (a)	14,600,000	14,600,000
Montgomery County Gen. Oblig. Series 2006 B, 0.27% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	11,750,000	11,750,000
		30,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - 3.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN:
Series DCL 08 25, 0.38% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	$ 5,800,000	$ 5,800,000
Series DCL 08 28, 0.36% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	3,400,000	3,400,000
Massachusetts Gen. Oblig.:
(Central Artery Proj.) Series 2000 A, 0.33% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	9,000,000	9,000,000
Series 2006 A, 0.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	9,300,000	9,300,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.3% (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN Series BBT 2031, 0.32% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	1,100,000	1,100,000
Series 2002 D, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	9,600,000	9,600,000
Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (a)	1,200,000	1,200,000
		40,400,000
Michigan - 1.9%
Eastern Michigan Univ. Revs. Series 2009 B, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	8,800,000	8,800,000
Farmington Hills Hosp. Fin. Auth. Hosp. Rev. (Botsford Gen. Hosp. Proj.) Series 2008 A, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	11,560,000	11,560,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Symphony Orchestra Proj.) Series 2001 A, 0.31%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
		21,360,000
Minnesota - 0.3%
Roseville Health Care Facilities (Presbyterian Homes Proj.) Series 2002, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,870,000	3,870,000
Missouri - 4.1%
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.):
Series A, 0.3%, VRDN (a)	9,400,000	9,400,000
0.3%, VRDN (a)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value
Missouri - continued
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 2,600,000	$ 2,600,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series BBT 08 39, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	2,030,000	2,030,000
(DeSmet Jesuit High School Proj.) Series 2002, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,600,000	5,600,000
Participating VRDN Series Putters 3546, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	11,300,000	11,300,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group, Inc. Proj.) Series 2009, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	12,800,000	12,800,000
		46,730,000
Montana - 0.6%
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,205,000	7,205,000
Nebraska - 0.3%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (a)	3,400,000	3,400,000
Nevada - 1.6%
Clark County Fuel Tax Participating VRDN ROC II R 11836, 0.3% (Liquidity Facility Citibank NA) (a)(b)	4,500,000	4,500,000
Clark County School District Participating VRDN Series PZ 174, 0.33% (Liquidity Facility Wells Fargo & Co.) (a)(b)	2,550,000	2,550,000
Reno Sales Tax Rev. (ReTRAC-Reno Transp. Rail Access Corridor Proj.) Series 2008, 0.27%, LOC Bank of New York, New York, VRDN (a)	10,900,000	10,900,000
		17,950,000
New Hampshire - 2.7%
New Hampshire Bus. Fin. Auth. Rev. (Alice Peck Day Health Systems Obligated Group Proj.) Series 2008, 0.28%, LOC TD Banknorth, NA, VRDN (a)	3,400,000	3,400,000
New Hampshire Health & Ed. Facilities Auth. Rev. (Univ. Sys. of New Hampshire Proj.):
Series 2005 A1, 0.27%, VRDN (a)	5,800,000	5,800,000
Series 2005 A2, 0.27%, VRDN (a)	21,615,000	21,615,000
		30,815,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - 1.1%
Mercer County Impt. Auth. Rev. (The Atlantic Foundation Proj.) Series 2008, 0.43%, LOC Bank of America NA, VRDN (a)	$ 8,295,000	$ 8,295,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. (Single Family Hsg. Proj.) Series 2005 P, 0.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	3,800,000	3,800,000
		12,095,000
New Mexico - 0.5%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (a)	5,800,000	5,800,000
New York - 2.3%
New York City Gen. Oblig.:
Series 2006 I6, 0.28%, LOC California Teachers Retirement Sys., VRDN (a)	6,015,000	6,015,000
Series 2008 J8, 0.33%, LOC Landesbank Baden-Wuert, VRDN (a)	16,770,000	16,770,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2001 F1, 0.32% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	1,405,000	1,405,000
New York Metropolitan Trans. Auth. Rev. Series 2005 G2, 0.31%, LOC BNP Paribas SA, VRDN (a)	2,150,000	2,150,000
		26,340,000
North Carolina - 0.8%
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A1, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	1,975,000	1,975,000
Participating VRDN Series BC 10 31W, 0.31% (Liquidity Facility Barclays Bank PLC) (a)(b)	1,875,000	1,875,000
North Carolina Med. Care Commission Hosp. Rev. (Iredell Memorial Hosp. Proj.) Series 2007, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	4,740,000	4,740,000
		8,590,000
Ohio - 3.2%
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.34%, LOC JPMorgan Chase Bank, VRDN (a)	24,000,000	24,000,000
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.26%, VRDN (a)	8,186,000	8,186,000
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3551, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,520,000	3,520,000
		35,706,000
Municipal Securities - continued
	Principal Amount	Value
Oregon - 4.0%
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.29%, LOC Bank of Scotland PLC, VRDN (a)	$ 38,800,000	$ 38,800,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.32%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,000,000	5,000,000
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.41%, LOC Bank of America NA, VRDN (a)	1,650,000	1,650,000
		45,450,000
Pennsylvania - 6.2%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,000,000	6,000,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,300,000	4,300,000
Allegheny County Indl. Dev. Auth. Rev.:
(Jewish Home & Hosp. for Aged Proj.) Series 1996 B, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,505,000	2,505,000
(Our Lady of the Sacred Heart High School Proj.) Series 2002, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,910,000	3,910,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 A, 0.3%, LOC Barclays Bank PLC, VRDN (a)	6,900,000	6,900,000
Series 2005 A, 0.3%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	3,300,000	3,300,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC Proj. at West Chester Univ.) Series 2003, 0.27%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	8,000,000	8,000,000
Haverford Township School District Series 2009, 0.3%, LOC TD Banknorth, NA, VRDN (a)	7,000,000	7,000,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Lancaster Gen. Hosp. Proj.) Series 2008, 0.34%, LOC Bank of America NA, VRDN (a)	7,000,000	7,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (King's College Proj.) Series 2002 J3, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	965,000	965,000
Philadelphia Auth. for Indl. Dev. Rev. (New Courtland Elder Svcs. Proj.) Series 2003, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,900,000	6,900,000
Philadelphia State Pub. School Participating VRDN Series Solar 06 161, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	4,000,000	4,000,000
Somerset County Gen. Oblig. Series 2009 C, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,435,000	2,435,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Somerset County Hosp. Auth. (Somerset Cmnty. Hosp. Proj.) Series 2007 B, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 3,500,000	$ 3,500,000
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,325,000	1,325,000
Wilkes Barre Gen. Oblig. Series 2004 B, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,000,000	2,000,000
		70,040,000
Rhode Island - 0.3%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 A, 0.35%, LOC Bank of America NA, VRDN (a)	3,600,000	3,600,000
South Carolina - 0.2%
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev.:
(Claflin Univ. Proj.) 0.41%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
(Converse College Proj.) Series 2009, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	1,000,000	1,000,000
		2,000,000
Tennessee - 9.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2003, 0.3%, LOC Bank of America NA, VRDN (a)	6,835,000	6,835,000
Series 2004, 0.3%, LOC Bank of America NA, VRDN (a)	16,920,000	16,920,000
Series 2005, 0.3%, LOC Bank of America NA, VRDN (a)	4,310,000	4,310,000
Series 2008, 0.3%, LOC Bank of America NA, VRDN (a)	13,510,000	13,510,000
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 A, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	2,000,000	2,000,000
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.3%, LOC Freddie Mac, VRDN (a)	3,200,000	3,200,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.3%, LOC Bank of America NA, VRDN (a)	15,100,000	15,100,000
Series 2004, 0.3%, LOC Bank of America NA, VRDN (a)	15,300,000	15,300,000
Series 2006, 0.3%, LOC Bank of America NA, VRDN (a)	22,270,000	22,270,000
Rutherford County Health & Edl. Participating VRDN BC 10 25W, 0.31% (Liquidity Facility Barclays Bank PLC) (a)(b)	3,000,000	3,000,000
		102,445,000
Municipal Securities - continued
	Principal Amount	Value
Texas - 5.7%
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(b)	$ 4,880,000	$ 4,880,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2008 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	24,175,000	24,175,000
Harris County Health Facilities Dev. Corp. Rev.:
(Methodist Hosp. Proj.) Series 2008 A2, 0.27%, VRDN (a)	17,900,000	17,900,000
(Saint Dominic Village Proj.) Series 2000, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	1,700,000	1,700,000
San Antonio Hotel Occupancy Tax Rev. Series 2008, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	10,000,000	10,000,000
Texas Trans. Commission State Hwy. Fund Rev. Series 2006 B, 0.31% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), VRDN (a)	1,000,000	1,000,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series BBT 08 25, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	5,100,000	5,100,000
		64,755,000
Utah - 1.5%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1991, 0.3%, LOC BNP Paribas SA, VRDN (a)	7,900,000	7,900,000
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series DCL 021, 0.36% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	9,350,000	9,350,000
		17,250,000
Virginia - 0.3%
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN Series Putters 3791Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,350,000	3,350,000
Washington - 1.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series BBT 08 34, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	6,180,000	6,180,000
King County Gen. Oblig. Participating VRDN Series ROC II R 11731, 0.3% (Liquidity Facility Citibank NA) (a)(b)	9,815,000	9,815,000
Washington Gen. Oblig. Participating VRDN Series Putters 3804, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,000,000	2,000,000
		17,995,000
Municipal Securities - continued
	Principal Amount	Value
West Virginia - 1.8%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.28%, LOC Royal Bank of Scotland PLC, VRDN (a)	$ 3,050,000	$ 3,050,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 D, 0.37%, LOC Bank of America NA, VRDN (a)	10,400,000	10,400,000
Series 2009 A, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	7,200,000	7,200,000
		20,650,000
Wisconsin - 1.8%
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2008 B, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	10,250,000	10,250,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Lutheran College Proj.) 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,570,000	4,570,000
(ProHealth Care, Inc. Proj.) Series 2008 B, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	3,000,000	3,000,000
(Riverview Hosp. Assoc. Proj.) Series 2001, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,340,000	1,340,000
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev. Series 2006 B, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	1,670,000	1,670,000
		20,830,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,133,080,000)		1,133,080,000
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,450,881)
NET ASSETS - 100%		$ 1,130,629,119
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,133,080,000)		$ 1,133,080,000
Receivable for investments sold Regular delivery		1,000,015
Delayed delivery		500,000
Interest receivable		353,736
Total assets		1,134,933,751

Liabilities
Payable to custodian bank	$ 492
Payable for investments purchased	4,025,000
Distributions payable	274,215
Other payables and accrued expenses	4,925
Total liabilities		4,304,632

Net Assets		$ 1,130,629,119
Net Assets consist of:
Paid in capital		$ 1,130,564,191
Accumulated undistributed net realized gain (loss) on investments		64,928
Net Assets, for 1,130,406,372 shares outstanding		$ 1,130,629,119
Net Asset Value, offering price and redemption price per share ($1,130,629,119 ÷ 1,130,406,372 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended November 30, 2010 (Unaudited)

Investment Income
Interest		$ 1,563,957

Expenses
Custodian fees and expenses	$ 15,446
Independent trustees' compensation	2,311
Total expenses before reductions	17,757
Expense reductions	(2,564)	15,193
Net investment income		1,548,764
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		940
Net increase in net assets resulting from operations		$ 1,549,704

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended November 30, 2010 (Unaudited)	Year ended May 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,548,764	$ 2,264,813
Net realized gain (loss)	940	19,761
Net increase in net assets resulting from operations	1,549,704	2,284,574
Distributions to shareholders from net investment income	(1,548,764)	(2,264,813)
Total distributions
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,284,926,999	2,818,466,000
Cost of shares redeemed	(3,429,678,000)	(2,332,413,000)
Net increase (decrease) in net assets and shares resulting from share transactions	(144,751,001)	486,053,000
Total increase (decrease) in net assets	(144,750,061)	486,072,761

Net Assets
Beginning of period	1,275,379,180	789,306,419
End of period	$ 1,130,629,119	$ 1,275,379,180

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2010	Years ended May 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.002	.012	.031	.036	.028
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operations	.001	.002	.012	.031	.036	.028
Distributions from net investment income	(.001)	(.002)	(.012)	(.031)	(.036)	(.028)
Distributions from net realized gain	-	-	-	-F	-	-
Total distributions	(.001)	(.002)	(.012)	(.031)	(.036)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.13%	.22%	1.24%	3.16%	3.70%	2.87%
Ratios to Average Net AssetsE
Expenses before reductions	-%A,D	-%D	-%D	-%D	.01%	.02%
Expenses net of fee waivers, if any	-%A,D	-%D	-%D	-%D	.01%	.02%
Expenses net of all reductions	-%A,D	-%D	-%D	-%D	.01%	.01%
Net investment income	.25%A	.22%	1.32%	3.04%	3.63%	3.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,130,629	$ 1,275,379	$ 789,306	$ 674,963	$ 491,324	$ 431,507

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2010 (Unaudited)

1. Organization.

Fidelity Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no significant book-to-tax differences during the period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax cost	$ 1,133,080,000

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

5. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,311.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $253.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tax-Free Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the lack of compensation to be received by Fidelity under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

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Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Revere Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 1, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 1, 2011